GuidePath® Conservative Income Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 52.15%
	Exchange Traded Funds - 52.15%
200,493	Schwab Short-Term U.S. Treasury ETF (a)(c)	$9,862,251
	Total Investment Companies (Cost $9,900,177)	9,862,251

	SHORT TERM INVESTMENTS - 51.72%
	Money Market Funds - 37.34%
7,062,618	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24%, (b)(c)	7,062,618

Principal Amount
	U.S. Treasury Notes - 10.52%
$500,000	2.500%, 03/31/2023	$498,905
750,000	0.125%, 09/30/2022	746,888
750,000	0.125%, 11/30/2022	743,189
		1,988,982
	U.S. Treasury Bills -3.86%
750,000	0.00%, 06/15/2023	730,550
	Total Short Term Investments (Cost $9,796,579)	9,782,150

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.22%
798,767	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield 1.64% (b)	798,767
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $798,767)	798,767

	Total Investments (Cost $20,495,523) - 108.09%	20,443,168
	Liabilities in Excess of Other Assets - (8.09)%	(1,530,852)
	TOTAL NET ASSETS - 100.00%	$18,912,316

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2022.
(c)	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.